Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 6,331	$ 6,080	$ 6,400